Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 87.4%
		Aerospace & Defense: 1.9%
1,500,000		AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/28	$1,495,312	0.5
268,694		ADS Tactical, Inc. 2021 Term Loan B, 10.139%, (US0001M + 5.750%), 03/19/26	241,825	0.1
1,934,221		Geo Group, Inc. (The) 2022 Tranche 1 Term Loan, 11.448%, (TSFR1M + 7.125%), 03/23/27	1,944,294	0.7
1,763,302		Peraton Corp. Term Loan B, 8.139%, (US0001M + 3.750%), 02/01/28	1,726,148	0.6
			5,407,579	1.9

		Air Transport: 0.8%
2,225,493		United Airlines, Inc. 2021 Term Loan B, 8.108%, (US0003M + 3.750%), 04/21/28	2,202,310	0.8

		Automotive: 3.4%
837,941		Autokiniton US Holdings, Inc. 2021 Term Loan B, 8.792%, (US0001M + 4.500%), 04/06/28	812,803	0.3
319,080		Avis Budget Car Rental, LLC 2022 Term Loan C, 7.923%, (TSFR1M + 3.500%), 03/16/29	315,889	0.1
500,000	(1),(2)	Bright Bidco B.V. 2018 Term Loan B, 4.970%, (US0003M + 3.500%), 06/30/24	169,375	0.1
952,155		Dealer Tire, LLC 2020 Term Loan B, 8.634%, (US0001M + 4.250%), 12/12/25	946,799	0.3
777,007		Gates Global LLC 2021 Term Loan B3, 6.884%, (US0001M + 2.500%), 03/31/27	762,195	0.3
700,370		Holley Purchaser, Inc. 2021 Term Loan, 8.429%, (US0003M + 3.750%), 11/17/28	612,390	0.2
445,869		IXS Holdings, Inc. 2020 Term Loan B, 6.000%, (US0003M + 5.000%), 03/05/27	352,794	0.1
1,360,904		Les Schwab Tire Centers Term Loan B, 6.580%, (US0003M + 3.250%), 11/02/27	1,350,697	0.5
608,234		Mister Car Wash Holdings, Inc. 2019 Term Loan B, 7.423%, (US0001M + 3.000%), 05/14/26	601,175	0.2
488,813		RC Buyer, Inc. 2021 Term Loan, 8.230%, (US0003M + 3.500%), 07/28/28	458,873	0.2
1,124,948		Truck Hero, Inc. 2021 Term Loan B, 8.134%, (US0001M + 3.500%), 01/31/28	970,569	0.4
972,431		Wand NewCo 3, Inc. 2020 Term Loan, 7.384%, (US0001M + 3.000%), 02/05/26	924,823	0.3
1,609,625		Wheel Pros, LLC 2021 Term Loan, 8.825%, (US0001M + 4.500%), 05/11/28	1,099,240	0.4
			9,377,622	3.4

		Basic Materials: 0.5%
400,000		Axalta Coating Systems Dutch Holding B.V 2022 USD Term Loan B4, 7.300%, (SOFRRATE + 3.000%), 12/20/29	400,812	0.2
972,563		Iris Holdings, Inc. 2022 Term Loan 1L, 7.272%, (TSFR1M + 4.750%), 06/28/28	885,032	0.3
			1,285,844	0.5

		Beverage & Tobacco: 0.6%
365,000		Naked Juice LLC 2nd Lien Term Loan, 10.680%, (SOFRRATE + 6.000%), 01/24/30	295,022	0.1
611,925		Naked Juice LLC Term Loan, 7.930%, (SOFRRATE + 3.250%), 01/24/29	549,367	0.2
950,446		Triton Water Holdings, Inc Term Loan, 8.230%, (US0003M + 3.500%), 03/31/28	887,004	0.3
			1,731,393	0.6

		Brokers, Dealers & Investment Houses: 0.3%
847,143		Forest City Enterprises, L.P. 2019 Term Loan B, 7.884%, (US0001M + 3.500%), 12/08/25	816,170	0.3

		Building & Development: 4.4%
492,500		ACProducts, Inc. 2021 Term Loan B, 8.980%, (US0006M + 4.250%), 05/17/28	370,606	0.1
365,375		Aegion Corporation Term Loan, 9.134%, (US0001M + 4.750%), 05/17/28	342,310	0.1
500,000		American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 6.384%, (SOFRRATE + 2.000%), 01/15/27	496,125	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Building & Development: (continued)
1,235,612		Applecaramel Buyer, LLC Term Loan B, 8.073%, (TSFR1M + 3.750%), 10/19/27	$1,197,085	0.4
1,226,356		Chamberlain Group Inc Term Loan B, 7.634%, (US0001M + 3.500%), 11/03/28	1,160,184	0.4
1,478,897		Cornerstone Building Brands, Inc. 2021 Term Loan B, 7.568%, (US0001M + 3.250%), 04/12/28	1,334,243	0.5
946,474		CP Atlas Buyer, Inc. 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 11/23/27	832,306	0.3
441,257		Empire Today, LLC 2021 Term Loan B, 9.292%, (US0001M + 5.000%), 04/03/28	333,149	0.1
852,025		Foundation Building Materials Holding Company LLC 2021 Term Loan, 7.665%, (US0003M + 3.250%), 01/31/28	807,294	0.3
51,081	(3)	IPS Corporation 2021 Delayed Draw Term Loan, 7.132%, (US0003M + 3.500%), 10/02/28	45,896	0.0
285,534		IPS Corporation 2021 Term Loan, 7.884%, (US0001M + 3.500%), 10/02/28	256,552	0.1
271,541		Kodiak Building Partners Inc. Term Loan B, 7.980%, (US0003M + 3.250%), 03/12/28	255,927	0.1
522,558		LBM Acquisition LLC Term Loan B, 7.121%, (US0006M + 3.750%), 12/17/27	454,988	0.2
913,100		LHS Borrower, LLC 2022 Term Loan B, 9.050%, (SOFRRATE + 4.750%), 02/16/29	747,601	0.3
421,484		Northstar Group Services, INC. 2020 Term Loan B, 9.938%, (US0001M + 5.500%), 11/12/26	415,952	0.1
994,987		Quikrete Holdings, Inc. 2021 Term Loan B1, 7.384%, (US0001M + 3.000%), 06/11/28	988,562	0.4
516,777		Smyrna Ready Mix Concrete, LLC Term Loan B, 8.673%, (TSFR1M + 4.250%), 04/02/29	507,733	0.2
567,570		Specialty Building Products Holdings, LLC 2021 Term Loan B, 7.639%, (US0001M + 3.750%), 10/15/28	514,361	0.2
600,000		SRS Distribution Inc. 2021 Term Loan B, 7.884%, (US0003M + 3.500%), 06/02/28	573,450	0.2
623,139		Standard Industries Inc. 2021 Term Loan B, 6.425%, (US0006M + 2.500%), 09/22/28	616,302	0.2
			12,250,626	4.4

		Business Equipment & Services: 6.8%
493,750		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 8.173%, (US0001M + 3.750%), 05/12/28	469,618	0.2
376,200		Anticimex International AB 2021 USD Term Loan B1, 8.235%, (US0003M + 3.500%), 11/16/28	364,914	0.1
986,253		APX Group, Inc. 2021 Term Loan B, 6.731%, (US0001M + 3.250%), 07/10/28	977,130	0.3
999,900		Ascend Learning, LLC 2021 Term Loan, 7.884%, (US0001M + 3.500%), 12/11/28	947,796	0.3
519,731		Belfor Holdings Inc. Term Loan B, 8.389%, (US0001M + 4.000%), 04/06/26	516,700	0.2
225,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 11.073%, (US0001M + 6.750%), 03/30/29	199,969	0.1
571,594		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 8.073%, (US0001M + 3.750%), 03/31/28	548,373	0.2
595,357		Endure Digital Inc. Term Loan, 7.717%, (US0001M + 3.500%), 02/10/28	537,309	0.2
566,525		Ensono, LP 2021 Term Loan, 8.901%, (US0001M + 3.750%), 05/26/28	510,935	0.2
489,948		Gloves Buyer, Inc. 2021 Term Loan, 8.384%, (US0001M + 4.000%), 12/29/27	440,953	0.2
982,538		Indy US Bidco, LLC 2021 USD Term Loan, 8.139%, (US0001M + 3.750%), 03/05/28	858,902	0.3
761,044		Intrado Corporation 2017 Term Loan, 8.415%, (US0001M + 4.000%), 10/10/24	700,795	0.3
812,625		ION Trading Finance Limited 2021 USD Term Loan, 9.480%, (US0003M + 4.750%), 04/03/28	772,864	0.3
839,486		KUEHG Corp. 2018 Incremental Term Loan, 8.480%, (US0001M + 3.750%), 02/21/25	808,399	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
1,075,966		Milano Acquisition Corp Term Loan B, 8.730%, (US0003M + 4.000%), 10/01/27	$1,020,823	0.4
735,405		Paysafe Holdings (US) Corp USD Term Loan B1, 7.139%, (US0001M + 2.750%), 06/28/28	704,303	0.3
767,250		PECF USS Intermediate Holding III Corporation Term Loan B, 8.634%, (US0001M + 4.250%), 12/15/28	642,492	0.2
100,000		Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 11.384%, (US0003M + 7.000%), 12/14/29	91,875	0.0
544,134		Pre-Paid Legal Services, Inc. 2021 Term Loan, 8.134%, (US0003M + 3.750%), 12/15/28	524,817	0.2
1,484,375		Research Now Group, Inc. 2017 1st Lien Term Loan, 8.841%, (US0006M + 5.500%), 12/20/24	1,124,414	0.4
362,384		Rockwood Service Corporation 2020 Term Loan, 8.634%, (US0001M + 4.250%), 01/23/27	358,534	0.1
10,487		Service Logic Acquisition, Inc Term Loan, 8.415%, (US0003M + 4.000%), 10/29/27	9,963	0.0
1,118,331		Skopima Merger Sub Inc. Term Loan B, 8.384%, (US0001M + 4.000%), 05/12/28	1,058,221	0.4
1,316,656		Staples, Inc. 7 Year Term Loan, 9.440%, (US0003M + 5.000%), 04/16/26	1,220,581	0.4
989,691		Verifone Systems, Inc. 2018 1st Lien Term Loan, 8.359%, (US0003M + 4.000%), 08/20/25	910,516	0.3
989,865		Verscend Holding Corp. 2021 Term Loan B, 8.384%, (US0001M + 4.000%), 08/27/25	986,153	0.4
411,308		VM Consolidated, Inc. 2021 Term Loan B, 7.634%, (US0006M + 3.250%), 03/24/28	409,508	0.1
2,258,523		Yak Access, LLC 2018 1st Lien Term Loan B, 9.300%, (US0003M + 5.000%), 07/11/25	959,872	0.3
970,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 14.300%, (US0003M + 10.000%), 07/10/26	124,483	0.0
274,733	(4)	Yak Access, LLC 2022 Super Priority Term Loan, 12.550%, (SOFRRATE + 8.250%), 10/17/29	265,118	0.1
			19,066,330	6.8

		Cable & Satellite Television: 2.4%
664,975		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 6.884%, (US0001M + 2.500%), 09/01/28	647,935	0.2
1,484,733		CSC Holdings, LLC 2019 Term Loan B5, 6.818%, (US0001M + 2.500%), 04/15/27	1,328,836	0.5
1,708,135		DirecTV Financing, LLC Term Loan, 9.384%, (US0001M + 5.000%), 08/02/27	1,664,231	0.6
2,479,765		Telesat Canada Term Loan B5, 7.170%, (US0001M + 2.750%), 12/07/26	1,171,069	0.4
750,000		UPC Financing Partnership 2021 USD Term Loan AX, 7.243%, (US0001M + 2.925%), 01/31/29	735,547	0.3
750,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 7.568%, (US0001M + 3.250%), 01/31/29	743,554	0.3
435,600		WideOpenWest Finance LLC 2021 Term Loan B, 7.580%, (TSFR1M + 3.000%), 12/20/28	422,895	0.1
			6,714,067	2.4

		Chemicals & Plastics: 2.5%
305,690		Avantor Funding, Inc. 2021 Term Loan B5, 6.634%, (US0001M + 2.250%), 11/08/27	304,735	0.1
3,085		Hexion Holdings Corporation 2022 USD Term Loan, 8.935%, (SOFRRATE + 4.500%), 03/15/29	2,659	0.0
431,867		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 7.134%, (US0001M + 2.750%), 01/29/26	425,389	0.1
584,952		Ineos US Finance LLC 2021 USD Term Loan B, 6.923%, (US0001M + 2.500%), 11/08/28	564,844	0.2
413,737		Lonza Group AG USD Term Loan B, 8.730%, (US0003M + 4.000%), 07/03/28	381,879	0.1
496,250		LSF11 A5 Holdco LLC Term Loan, 8.052%, (SOFRRATE + 3.500%), 10/15/28	480,122	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics: (continued)
190,000	NIC Acquisition Corp. Second Lien Term Loan, 12.480%, (US0003M + 7.750%), 12/29/28	$116,850	0.0
763,509	Olympus Water US Holding Corporation 2021 USD Term Loan B, 8.500%, (US0003M + 3.750%), 11/09/28	734,984	0.3
1,645,875	PMHC II, Inc. 2022 Term Loan B, 8.494%, (TSFR1M + 4.250%), 04/23/29	1,399,894	0.5
903,453	Polar US Borrower, LLC 2018 1st Lien Term Loan, 9.021%, (US0003M + 4.750%), 10/15/25	736,314	0.3
531,599	Sparta U.S. HoldCo LLC 2021 Term Loan, 7.392%, (US0001M + 3.250%), 08/02/28	519,638	0.2
423,702	Trinseo Materials Operating S.C.A. 2018 Term Loan, 6.384%, (US0003M + 2.000%), 09/06/24	412,504	0.1
500,000	Tronox Finance LLC 2021 Term Loan B, 6.550%, (SOFRRATE + 2.250%), 03/10/28	485,708	0.2
500,000	W.R. Grace & Co.-Conn. 2021 Term Loan B, 6.063%, (US0003M + 3.750%), 09/22/28	492,110	0.2
		7,057,630	2.5

	Clothing/Textiles: 0.5%
701,475	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 7.923%, (SOFRRATE + 3.600%), 12/21/28	681,015	0.2
837,500	Crocs, Inc. Term Loan B, 7.731%, (SOFRRATE + 3.500%), 02/20/29	821,274	0.3
		1,502,289	0.5

	Communications: 0.4%
331,620	Charter Communications Operating, LLC 2019 Term Loan B2, 6.140%, (US0003M + 1.750%), 02/01/27	324,391	0.1
924,477	Maxar Technologies, Inc. 2022 Term Loan B 1L, 5.936%, (TSFR1M + 4.250%), 06/14/29	925,199	0.3
		1,249,590	0.4

	Consumer, Cyclical: 2.0%
445,000	American Axle and Manufacturing, Inc. 2022 Term Loan B, 7.800%, (SOFRRATE + 3.500%), 12/06/29	437,769	0.2
880,000	BBB Industries LLC 2022 Term Loan, 7.772%, (TSFR1M + 5.250%), 07/25/29	801,900	0.3
910,000	Bombardier Recreational Products, Inc. 2022 Incremental Term Loan B3, 7.800%, (SOFRRATE + 3.500%), 12/13/29	893,696	0.3
345,000	Formula One Holdings Limited. Term Loan B, 7.379%, (TSFR1M + 3.250%), 01/15/30	345,359	0.1
685,000	GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.180%, (TSFR1M + 3.500%), 10/31/29	682,859	0.2
1,018,448	Hayward Industries, Inc. 2022 Term Loan, 7.550%, (SOFRRATE + 3.250%), 05/30/28	976,437	0.4
493,781	MOTION FINCO SARL USD TERM LOAN B1, 7.980%, (US0003M + 3.250%), 11/12/26	471,993	0.2
368,150	Penn National Gaming, Inc. 2022 Term Loan B 1L, 3.831%, (TSFR1M + 2.750%), 05/03/29	365,033	0.1
510,000	Stars Group Holdings B.V. 2022 USD Term Loan B, 7.608%, (TSFR1M + 3.250%), 07/22/28	508,343	0.2
		5,483,389	2.0

	Consumer, Non-cyclical: 1.6%
880,575	Bausch + Lomb Corp. 1st Lien Term Loan B, 4.331%, (TSFR1M + 3.250%), 05/10/27	837,647	0.3
1,226,639	CoreLogic, Inc. TL B 1L, 7.938%, (US0001M + 3.500%), 06/02/28	1,026,799	0.4
645,000	Covetrus, Inc. 2022 1st Lien Term Loan, 9.413%, (TSFR3M + 5.000%), 10/13/29	605,494	0.2
620,000	Neptune Bidco US Inc 2022 USD Term Loan B, 9.129%, (TSFR1M + 5.000%), 04/11/29	555,933	0.2
399,000	Sabre GLBL, Inc. 2022 Term Loan B2 1L, 8.042%, (TSFR1M + 5.000%), 06/30/28	371,070	0.1
960,000	SUNSHINE INVESTMENTS B V 2022 USD TERM LOAN, 5.331%, (TSFR1M + 4.250%), 07/12/29	931,200	0.4
		4,328,143	1.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: 3.3%
676,529	Altium Packaging LLC 2021 Term Loan B, 7.134%, (US0001M + 2.750%), 02/03/28	$656,897	0.2
1,225,003	BWAY Holding Company 2017 Term Loan B, 7.370%, (US0003M + 3.250%), 04/03/24	1,198,206	0.4
938,133	Charter NEX US, Inc. 2021 Term Loan, 8.134%, (US0003M + 3.750%), 12/01/27	912,334	0.3
905,450	Clydesdale Acquisition Holdings Inc Term Loan B, 8.598%, (TSFR1M + 4.175%), 04/13/29	865,010	0.3
586,160	Plastipak Packaging, Inc. 2021 Term Loan B, 6.889%, (US0001M + 2.500%), 12/01/28	580,604	0.2
957,495	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 7.989%, (US0003M + 4.000%), 10/02/28	765,654	0.3
280,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 10.989%, (US0003M + 6.750%), 10/01/29	174,650	0.1
1,029,890	Pro Mach Group, Inc. 2021 Term Loan B, 8.384%, (US0001M + 4.000%), 08/31/28	1,004,143	0.4
619,610	Reynolds Group Holdings Inc. 2021 Term Loan B, 7.634%, (US0001M + 3.500%), 09/24/28	613,123	0.2
1,243,473	Titan Acquisition Limited 2018 Term Loan B, 8.151%, (US0003M + 3.000%), 03/28/25	1,165,583	0.4
350,529	Tosca Services, LLC 2021 Term Loan, 7.938%, (US0001M + 3.500%), 08/18/27	286,557	0.1
643,467	TricorBraun Holdings, Inc. 2021 Term Loan, 7.634%, (US0001M + 3.250%), 03/03/28	615,681	0.2
434,562	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 8.726%, (US0003M + 4.000%), 09/15/28	418,344	0.2
		9,256,786	3.3

	Cosmetics/Toiletries: 0.2%
392,867	Anastasia Parent, LLC 2018 Term Loan B, 8.480%, (US0003M + 3.750%), 08/11/25	293,949	0.1
268,027	Olaplex, Inc 2022 Term Loan, 7.923%, (SOFRRATE + 3.750%), 02/23/29	251,275	0.1
		545,224	0.2

	Drugs: 0.8%
981,904	Amneal Pharmaceuticals LLC 2018 Term Loan B, 8.092%, (US0001M + 3.500%), 05/04/25	883,867	0.3
1,218,631	Jazz Financing Lux S.a.r.l. USD Term Loan, 7.884%, (US0001M + 3.500%), 05/05/28	1,209,914	0.5
		2,093,781	0.8

	Ecological Services & Equipment: 0.3%
712,800	Clean Harbors Inc. 2021 Incremental Term Loan B, 6.384%, (US0001M + 2.000%), 10/08/28	711,117	0.3

	Electronics/Electrical: 9.4%
273,238	ABC Financial Services, Inc. 1st Lien Term Loan, 8.639%, (US0001M + 4.250%), 01/02/25	258,210	0.1
606,015	Altar Bidco, Inc. 2021 Term Loan, 6.608%, (SOFRRATE + 3.100%), 02/01/29	580,789	0.2
535,115	AP Core Holdings II, LLC Amortization Term Loan B1, 9.884%, (US0001M + 5.500%), 09/01/27	486,553	0.2
293,155	AP Core Holdings II, LLC High-Yield Term Loan B2, 9.884%, (US0001M + 5.500%), 09/01/27	265,232	0.1
353,041	Atlas Purchaser, Inc. 2021 Term Loan, 9.807%, (US0003M + 5.250%), 05/08/28	251,101	0.1
1,495,621	Banff Merger Sub Inc 2021 USD Term Loan, 8.134%, (US0001M + 3.750%), 10/02/25	1,434,551	0.5
615,665	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 8.480%, (US0003M + 3.750%), 08/29/25	533,918	0.2
882,081	Cloudera, Inc. 2021 Term Loan, 8.134%, (US0001M + 3.750%), 10/08/28	838,528	0.3
400,950	ConnectWise, LLC 2021 Term Loan B, 8.224%, (US0003M + 3.500%), 09/29/28	382,239	0.1
390,560	Constant Contact Inc Term Loan, 7.909%, (US0003M + 4.000%), 02/10/28	346,866	0.1
446,600	Cornerstone OnDemand, Inc. 2021 Term Loan, 8.134%, (US0001M + 3.750%), 10/16/28	400,823	0.1
271,750	Creation Technologies Inc. 2021 Term Loan, 9.248%, (US0003M + 5.500%), 10/05/28	218,759	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
770,891		Delta TopCo, Inc. 2020 Term Loan B, 8.154%, (US0003M + 3.750%), 12/01/27	$713,717	0.3
434,300		EagleView Technology Corporation 2018 Add On Term Loan B, 8.230%, (US0003M + 3.500%), 08/14/25	379,108	0.1
21,806		Grab Holdings Inc Term Loan B, 8.571%, (US0001M + 4.500%), 01/29/26	21,597	0.0
545,429		Helios Software Holdings, Inc. 2021 USD Term Loan B, 8.480%, (TSFR1M + 3.750%), 03/11/28	536,838	0.2
1,373,354		Hyland Software, Inc. 2018 1st Lien Term Loan, 7.884%, (US0001M + 3.500%), 07/01/24	1,356,555	0.5
876,780		II-VI Incorporated 2022 Term Loan B, 7.134%, (US0001M + 2.750%), 07/02/29	870,862	0.3
465,625		Imperva, Inc. 1st Lien Term Loan, 8.592%, (US0003M + 4.000%), 01/12/26	382,395	0.1
1,368,871		Imperva, Inc. 2nd Lien Term Loan, 12.424%, (US0003M + 7.750%), 01/11/27	1,059,591	0.4
1,110,356		Informatica LLC 2021 USD Term Loan B, 7.139%, (US0001M + 2.750%), 10/27/28	1,093,701	0.4
403,751		Ingram Micro Inc. 2021 Term Loan B, 8.224%, (US0003M + 3.500%), 06/30/28	398,829	0.1
150,000		Ivanti Software, Inc. 2021 2nd Lien Term Loan, 12.011%, (US0003M + 7.250%), 12/01/28	87,750	0.0
255,450		Ivanti Software, Inc. 2021 Add On Term Loan B, 8.733%, (US0003M + 4.000%), 12/01/27	201,593	0.1
1,226,254		Ivanti Software, Inc. 2021 Term Loan B, 9.011%, (US0003M + 4.250%), 12/01/27	979,471	0.4
1,651,915		LogMeIn, Inc. Term Loan B, 9.139%, (US0001M + 4.750%), 08/31/27	1,067,846	0.4
1,031,971		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 9.170%, (US0001M + 4.750%), 07/27/28	888,785	0.3
560,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 12.670%, (US0001M + 8.250%), 07/27/29	442,400	0.2
365,000		MH Sub I, LLC 2021 2nd Lien Term Loan, 10.649%, (TSFR1M + 6.250%), 02/23/29	330,667	0.1
779,113		Mitchell International, Inc. 2021 Term Loan B, 8.415%, (US0001M + 3.750%), 10/15/28	721,069	0.3
521,796		Optiv Security, Inc. 1st Lien Term Loan, 8.403%, (US0006M + 3.250%), 02/01/24	501,468	0.2
426,867		Panther Commercial Holdings L.P Term Loan, 8.665%, (US0003M + 4.500%), 01/07/28	386,101	0.1
346,610		Planview Parent, Inc. Term Loan, 8.730%, (US0003M + 4.000%), 12/17/27	323,503	0.1
990,000		Proofpoint, Inc. 1st Lien Term Loan, 7.985%, (US0003M + 3.250%), 08/31/28	953,958	0.3
610,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 11.594%, (SOFRRATE + 7.500%), 02/01/30	379,725	0.1
1,476,418		Quest Software US Holdings Inc. 2022 Term Loan, 8.494%, (SOFRRATE + 4.250%), 02/01/29	1,145,146	0.4
1,579,313		Rackspace Technology Global, Inc. 2021 Term Loan B, 7.380%, (US0003M + 2.750%), 02/15/28	994,309	0.4
1,681,992		Redstone Buyer LLC 2021 Term Loan, 9.108%, (US0003M + 4.750%), 04/27/28	1,176,554	0.4
1,449,672	(5)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 10.540%, (US0001M + 6.000%) (PIK Rate 2.000%, Cash Rate 8.660%), 12/07/26	623,359	0.2
364,679		SonicWall US Holdings Inc. 1st Lien Term Loan, 8.449%, (US0003M + 3.750%), 05/16/25	353,738	0.1
50,057	(5)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 6.230% (PIK Rate 7.250%, Cash Rate 3.750%), 02/28/25	50,245	0.0
1,002,994	(5)	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 9.730%, (US0003M + 1.750%) (PIK Rate 1.750%, Cash Rate 7.250%), 05/29/26	683,708	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
497,487	Ultimate Software Group Inc (The) 2021 Term Loan, 6.998%, (US0003M + 3.250%), 05/04/26	$473,857	0.2
333,269	Watlow Electric Manufacturing Company Term Loan B, 8.153%, (US0001M + 3.750%), 03/02/28	321,466	0.1
430,930	Xperi Corporation 2020 Term Loan B, 7.884%, (US0001M + 3.500%), 06/08/28	417,059	0.2
		26,314,539	9.4

	Energy: 0.1%
289,275	M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 7.542%, (TSFR1M + 4.500%), 09/19/29	289,908	0.1

	Equipment Leasing: 0.3%
376,200	Albion Financing 3 SARL USD Term Loan, 9.575%, (US0003M + 5.250%), 08/17/26	357,077	0.1
619,730	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 7.688%, (US0003M + 3.250%), 02/17/28	598,555	0.2
		955,632	0.3

	Financial: 1.1%
262,884	Acrisure, LLC 2021 Incremental Term Loan B, 8.134%, (US0001M + 3.750%), 02/15/27	250,507	0.1
332,390	BLACKSTONE MORTGAGE TRUST, INC 2022 TERM LOAN B4, 2.686%, (TSFR1M + 1.000%), 05/09/29	325,327	0.1
548,625	Focus Financial Partners, LLC 2022 Term Loan B5, 7.550%, (SOFRRATE + 3.250%), 06/30/28	543,276	0.2
1,500,000	Hub International Limited 2022 Term Loan B, 8.129%, (TSFR1M + 4.000%), 11/10/29	1,485,669	0.6
345,000	Walker & Dunlop, Inc. 2022 Incremental Term Loan B, 7.300%, (SOFRRATE + 3.000%), 12/17/29	341,550	0.1
		2,946,329	1.1

	Financial Intermediaries: 4.1%
440,909	Advisor Group, Inc. 2021 Term Loan, 8.884%, (US0001M + 4.500%), 07/31/26	432,367	0.2
537,071	AllSpring Buyer LLC Term Loan B, 7.750%, (US0003M + 3.000%), 11/01/28	529,910	0.2
295,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 10.250%, (US0003M + 6.500%), 08/02/29	259,600	0.1
767,265	AqGen Island Holdings, Inc. Term Loan, 8.250%, (SOFRRATE + 3.500%), 08/02/28	733,697	0.3
735,688	Castlelake Aviation Limited Term Loan B, 7.519%, (US0003M + 2.750%), 10/22/26	730,432	0.3
1,725,032	Citadel Securities LP 2021 Term Loan B, 6.823%, (TSFR1M + 2.500%), 02/02/28	1,695,653	0.6
901,772	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 7.134%, (US0001M + 2.750%), 08/21/25	882,796	0.3
752,839	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 8.073%, (TSFR1M + 3.750%), 04/09/27	704,611	0.2
1,481,203	Edelman Financial Center, LLC 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 04/07/28	1,389,951	0.5
980,453	First Eagle Holdings, Inc. 2020 Term Loan B, 7.230%, (US0003M + 2.500%), 02/01/27	954,716	0.3
439,660	Focus Financial Partners, LLC 2021 Term Loan, 6.823%, (US0001M + 2.500%), 06/30/28	433,248	0.2
699,878	HighTower Holdings LLC 2021 Term Loan B, 8.278%, (US0003M + 4.000%), 04/21/28	644,763	0.2
1,267,613	Jane Street Group, LLC 2021 Term Loan, 7.134%, (US0001M + 2.750%), 01/26/28	1,231,961	0.4
820,000	VFH Parent LLC 2022 Term Loan B, 7.421%, (SOFRRATE + 3.000%), 01/13/29	802,063	0.3
		11,425,768	4.1

	Food Products: 1.7%
977,099	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.139%, (US0001M + 3.750%), 10/01/25	822,473	0.3
544,362	8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 9.139%, (US0001M + 4.750%), 10/01/25	460,667	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Products: (continued)
660,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 11.980%, (US0003M + 7.250%), 06/08/29	$600,600	0.2
638,292		CHG PPC Parent LLC 2021 Term Loan, 7.438%, (US0001M + 3.000%), 12/08/28	619,143	0.2
302,024		IRB Holding Corp 2022 Term Loan B, 7.317%, (SOFRRATE + 3.000%), 12/15/27	293,246	0.1
970,000	(4),(6)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, (US0003M + –%), 04/18/25	–	0.0
735,365		Primary Products Finance LLC Term Loan, 7.709%, (US0003M + 4.000%), 03/31/29	724,411	0.3
574,083		Sigma Bidco B.V. 2018 USD Term Loan B, 5.899%, (US0006M + 3.000%), 07/02/25	523,253	0.2
666,503		Weber-Stephen Products LLC Term Loan B, 7.634%, (US0001M + 3.250%), 10/30/27	563,195	0.2
			4,606,988	1.7

		Food Service: 0.8%
984,772		1011778 B.C. Unlimited Liability Company Term Loan B4, 6.141%, (US0001M + 1.750%), 11/19/26	969,076	0.4
498,744		Fertitta Entertainment, LLC 2022 Term Loan B, 8.323%, (SOFRRATE + 4.000%), 01/27/29	474,742	0.2
616,263		Flynn Restaurant Group LP 2021 Term Loan B, 8.634%, (US0001M + 4.250%), 12/01/28	579,287	0.2
78,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 11.134%, (US0001M + 6.750%), 07/30/29	71,224	0.0
			2,094,329	0.8

		Food/Drug Retailers: 1.3%
1,132,289		EG Finco Limited 2018 USD Term Loan, 8.726%, (US0003M + 4.000%), 02/07/25	1,068,881	0.4
1,969,146		Moran Foods, LLC 2020 2nd Lien Term Loan, 15.480%, (US0003M + 10.750%), 10/01/24	1,299,637	0.4
1,596,362		Moran Foods, LLC 2020 Term Loan, 10.379%, (US0003M + 7.000%), 04/01/24	1,318,994	0.5
			3,687,512	1.3

		Forest Products: 0.1%
356,802		Spa Holdings 3 Oy USD Term Loan B, 8.474%, (US0003M + 3.750%), 02/04/28	342,529	0.1

		Health Care: 5.9%
766,150		Accelerated Health Systems, LLC 2022 Term Loan B, 8.980%, (TSFR1M + 4.250%), 02/15/29	627,764	0.2
360,908		ADMI Corp. 2021 Term Loan B2, 7.759%, (US0001M + 3.375%), 12/23/27	328,697	0.1
145,238	(3)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 7.821%, (SOFRRATE + 3.500%), 02/15/29	131,501	0.0
852,620		Athenahealth, Inc. 2022 Term Loan B, 7.821%, (TSFR1M + 3.500%), 02/15/29	771,976	0.3
858,000		Bausch Health Companies Inc. 2022 Term Loan B, 9.667%, (TSFR1M + 5.250%), 02/01/27	664,950	0.2
443,763		Carestream Dental Equipment, Inc 2021 Term Loan, 8.884%, (US0001M + 4.500%), 09/01/24	420,465	0.2
399,998		CCRR Parent, Inc Term Loan B, 8.140%, (US0001M + 3.750%), 03/06/28	382,748	0.1
962,813		CHG Healthcare Services Inc. 2021 Term Loan, 7.634%, (US0003M + 3.250%), 09/29/28	944,092	0.3
492,158		Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 7.980%, (US0006M + 3.250%), 06/28/24	482,725	0.2
724,928		Curia Global, Inc. 2021 Term Loan, 8.165%, (US0003M + 3.750%), 08/30/26	598,670	0.2
445,432		Global Medical Response, Inc. 2017 Incremental Term Loan, 8.634%, (US0001M + 4.250%), 03/14/25	316,257	0.1
495,133		GoodRx, Inc. 1st Lien Term Loan, 7.134%, (US0001M + 2.750%), 10/10/25	484,199	0.2
492,188		Greenway Health, LLC 2017 1st Lien Term Loan, 8.139%, (US0001M + 3.750%), 02/16/24	345,147	0.1
257,294		Heartland Dental, LLC 2021 Incremental Term Loan, 8.387%, (US0001M + 4.000%), 04/30/25	239,846	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
1,081,825	Medline Borrower, LP USD Term Loan B, 7.634%, (US0001M + 3.250%), 10/23/28	$1,029,829	0.4
917,106	MPH Acquisition Holdings LLC 2021 Term Loan B, 8.985%, (US0003M + 4.250%), 09/01/28	787,087	0.3
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 11.980%, (US0003M + 7.250%), 03/02/29	100,125	0.0
28,622	National Mentor Holdings, Inc. 2021 Term Loan C, 8.480%, (US0003M + 3.750%), 03/02/28	20,107	0.0
831,412	National Mentor Holdings, Inc. 2021 Term Loan, 8.328%, (US0003M + 3.750%), 03/02/28	584,067	0.2
376,638	Pacific Dental Services,LLC 2021 Term Loan, 7.854%, (US0001M + 3.500%), 05/05/28	367,771	0.1
751,588	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 8.226%, (US0003M + 3.750%), 11/30/27	713,445	0.3
443,882	Parexel International Corporation 2021 1st Lien Term Loan, 7.634%, (US0001M + 3.250%), 11/15/28	428,469	0.2
882,450	Pathway Vet Alliance LLC 2021 Term Loan, 8.134%, (US0003M + 3.750%), 03/31/27	736,846	0.3
268,650	Perrigo Investments, LLC Term Loan B, 6.823%, (TSFR1M + 2.500%), 04/20/29	265,292	0.1
464,415	Phoenix Guarantor Inc 2020 Term Loan B, 7.634%, (US0001M + 3.250%), 03/05/26	436,841	0.2
473,312	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 8.735%, (US0003M + 4.000%), 06/22/26	321,852	0.1
285,955	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 8.173%, (TSFR1M + 3.750%), 07/24/26	263,793	0.1
882,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 8.165%, (US0001M + 3.750%), 11/16/25	834,249	0.3
252,254	RxBenefits, Inc. 2020 Term Loan, 8.717%, (US0006M + 4.500%), 12/20/27	239,011	0.1
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 7.165%, (US0001M + 2.750%), 12/11/26	961,903	0.3
950,566	Surgery Center Holdings, Inc. 2021 Term Loan, 8.050%, (US0001M + 3.750%), 08/31/26	939,635	0.3
452,205	U.S. Anesthesia Partners, Inc. 2021 Term Loan, 8.370%, (US0001M + 4.250%), 10/01/28	430,725	0.2
283,831	Virgin Pulse, Inc. 2021 Term Loan, 8.384%, (US0001M + 4.000%), 04/06/28	241,434	0.1
		16,441,518	5.9

	Home Furnishings: 1.0%
755,438	Conair Holdings, LLC Term Loan B, 8.480%, (US0003M + 3.750%), 05/17/28	638,345	0.2
611,930	Illuminate Merger Sub Corp. 1st Lien Term Loan, 7.884%, (SOFRRATE + 3.500%), 07/21/28	551,654	0.2
1,900,450	Solis IV BV USD Term Loan B1, 7.859%, (TSFR1M + 3.500%), 02/26/29	1,682,611	0.6
		2,872,610	1.0

	Industrial: 1.4%
333,900	AZZ Incorporated Term Loan B, 5.331%, (TSFR1M + 4.250%), 05/06/29	334,025	0.1
364,088	Brown Group Holding LLC 2022 Term Loan B2 1L, 5.436%, (TSFR1M + 3.750%), 07/02/29	363,470	0.1
625,000	Chart Industries, Inc. 2022 Term Loan B, 8.050%, (SOFRRATE + 3.750%), 12/07/29	619,141	0.2
542,338	First Student Bidco, Inc. 2022 Term Loan B 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	519,288	0.2
37,662	First Student Bidco, Inc. 2022 Term Loan C 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	36,062	0.0
498,750	Oscar AcquisitionCo, LLC Term Loan B, 8.800%, (SOFRRATE + 4.500%), 04/29/29	472,833	0.2
862,838	Project Castle, Inc. Term Loan B 1L, 7.186%, (TSFR1M + 5.500%), 06/01/29	698,898	0.3
580,035	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 1.081%, (TSFR1M + 1.000%), 03/24/28	559,734	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Industrial: (continued)
203,379	(4)	Yak Access, LLC 2022 Incremental Term Loan, 12.671%, (SOFRRATE + 8.250%), 01/27/23	$203,379	0.1
			3,806,830	1.4

		Industrial Equipment: 1.5%
493,634		Alliance Laundry Systems LLC Term Loan B, 7.409%, (US0003M + 3.500%), 10/08/27	484,378	0.2
382,113		Clark Equipment Company 2022 Term Loan B, 7.180%, (TSFR1M + 2.500%), 04/20/29	377,432	0.1
1,000,000		Crown Subsea Communications Holding,Inc. 2021 Term Loan, 8.870%, (US0003M + 4.750%), 04/27/27	980,000	0.4
861,087		Granite Holdings US Acquisition Co. 2021 Term Loan B, 8.750%, (US0003M + 4.000%), 09/30/26	861,895	0.3
1,433		Kenan Advantage Group, Inc. 2021 Term Loan B1, 8.134%, (US0001M + 3.750%), 03/24/26	1,399	0.0
494,975		Madison IAQ LLC Term Loan, 7.988%, (US0003M + 3.250%), 06/21/28	461,152	0.2
934,226		Vertical US Newco Inc Term Loan B, 6.871%, (US0006M + 3.500%), 07/30/27	901,696	0.3
			4,067,952	1.5

		Insurance: 2.0%
771,327		Acrisure, LLC 2020 Term Loan B, 7.884%, (US0001M + 3.500%), 02/15/27	725,851	0.3
724,845		Acrisure, LLC 2021 First Lien Term Loan B, 8.634%, (US0001M + 4.250%), 02/15/27	703,552	0.2
1,179		Applied Systems, Inc. 2017 1st Lien Term Loan, 7.730%, (US0003M + 3.000%), 09/19/24	1,176	0.0
735,232		Aretec Group, Inc. 2018 Term Loan, 8.673%, (TSFR1M + 4.250%), 10/01/25	720,527	0.3
373,395		IMA Financial Group, Inc. Term Loan, 7.884%, (US0001M + 3.750%), 11/01/28	362,893	0.1
900,076		NFP Corp. 2020 Term Loan, 7.634%, (US0001M + 3.250%), 02/15/27	863,398	0.3
1,107,139		OneDigital Borrower LLC 2021 Term Loan, 8.494%, (SOFRRATE + 4.250%), 11/16/27	1,051,782	0.4
1,204,240		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 7.634%, (US0001M + 3.250%), 12/31/25	1,173,812	0.4
			5,602,991	2.0

		Leisure Good/Activities/Movies: 3.3%
673,712	(5)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 13.735% (PIK Rate 12.000%, Cash Rate 3.575%), 09/29/25	572,655	0.2
1,076,190	(5)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 18.730%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.575%), 09/29/26	591,904	0.2
350,792		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 7.884%, (US0001M + 3.500%), 08/17/28	347,372	0.1
949,691		AppLovin Corporation 2021 Term Loan B, 7.730%, (US0003M + 3.000%), 10/25/28	904,580	0.3
1,472,613		City Football Group Limited Term Loan, 7.361%, (US0003M + 3.500%), 07/21/28	1,384,256	0.5
462,832		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 7.480%, (US0003M + 2.750%), 09/18/24	419,152	0.2
1,281	(5)	Crown Finance US, Inc. 2020 Term Loan B1, 11.415% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	1,529	0.0
1,112,975		CWGS Group, LLC 2021 Term Loan B, 6.799%, (US0001M + 2.500%), 06/03/28	1,032,864	0.4
495,189		MajorDrive Holdings IV LLC Term Loan B, 8.813%, (US0003M + 4.000%), 06/01/28	467,180	0.2
648,354		Playtika Holding Corp 2021 Term Loan, 7.134%, (US0001M + 2.750%), 03/13/28	620,304	0.2
491,139		PUG LLC USD Term Loan, 7.884%, (US0001M + 3.500%), 02/12/27	407,032	0.1
575,014		RV Retailer, LLC Term Loan B, 8.070%, (SOFRRATE + 3.750%), 02/08/28	529,013	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
276,145		Samsonite International S.A. 2020 Incremental Term Loan B2, 7.384%, (US0003M + 3.000%), 04/25/25	$274,850	0.1
892,763		Scientific Games Holdings LP 2022 USD Term Loan B, 7.097%, (TSFR1M + 3.500%), 04/04/29	853,593	0.3
551,050		SRAM, LLC 2021 Term Loan B, 7.134%, (US0001M + 2.750%), 05/18/28	537,963	0.2
295,999		The Knot Worldwide Inc. 2022 Term Loan, 8.923%, (TSFR1M + 4.500%), 12/19/25	293,039	0.1
			9,237,286	3.3

		Lodging & Casinos: 1.8%
736,527		Arches Buyer Inc. 2021 Term Loan B, 7.634%, (US0001M + 3.250%), 12/06/27	683,512	0.2
1,141,250		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 7.134%, (US0001M + 2.750%), 12/23/24	1,140,120	0.4
791,206		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 7.384%, (US0001M + 3.000%), 08/02/28	787,152	0.3
995,000		Scientific Games International, Inc. 2022 USD Term Loan, 7.417%, (TSFR1M + 3.000%), 04/14/29	984,221	0.4
662,299		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 6.980%, (US0003M + 2.250%), 07/21/26	654,802	0.2
928,356		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 7.542%, (US0001M + 3.250%), 10/02/28	864,918	0.3
			5,114,725	1.8

		Mortgage REITs: 0.2%
482,758		BIFM CA Buyer Inc. Term Loan B, 7.884%, (US0001M + 3.500%), 06/01/26	463,448	0.2

		Oil & Gas: 1.7%
572,708		Brazos Delaware II, LLC Term Loan B, 8.354%, (US0001M + 4.000%), 05/21/25	571,276	0.2
379,017	(6)	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 8.890%, (US0003M + 4.500%), 10/28/27	310,162	0.1
480,134		ITT Holdings LLC 2021 Term Loan, 7.134%, (US0001M + 2.750%), 07/10/28	475,333	0.2
475,681		Medallion Midland Acquisition, LLC 2021 Term Loan, 8.592%, (US0001M + 3.750%), 10/18/28	472,292	0.2
665,016		NorthRiver Midstream Finance LP 2018 Term Loan B, 6.924%, (US0003M + 3.250%), 10/01/25	661,275	0.2
862,860		Oryx Midstream Services Permian Basin LLC Term Loan B, 7.924%, (US0003M + 3.250%), 10/05/28	853,826	0.3
672,265		TransMontaigne Operating Company L.P. Term Loan B, 7.871%, (US0001M + 3.500%), 11/17/28	660,710	0.2
727,815		Waterbridge Midstream Operating LLC Term Loan B, 9.127%, (US0003M + 5.750%), 06/22/26	700,912	0.3
			4,705,786	1.7

		Publishing: 1.1%
1,235,612		Cengage Learning, Inc. 2021 Term Loan B, 7.814%, (US0003M + 4.750%), 07/14/26	1,114,037	0.4
819,680		Dotdash Meredith Inc Term Loan B, 8.224%, (SOFRRATE + 4.000%), 12/01/28	718,586	0.3
1,219,563		McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 8.316%, (US0006M + 4.750%), 07/28/28	1,151,267	0.4
			2,983,890	1.1

		Radio & Television: 2.5%
1,373,482		Clear Channel Outdoor Holdings, Inc. Term Loan B, 7.915%, (US0003M + 3.500%), 08/21/26	1,250,642	0.4
399,088		CMG Media Corporation 2021 Term Loan, 8.230%, (US0001M + 3.500%), 12/17/26	374,572	0.1
4,767,826		Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 7.567%, (TSFR1M + 3.250%), 08/24/26	619,817	0.2
666,667		Entercom Media Corp. 2019 Term Loan, 6.889%, (US0001M + 2.500%), 11/18/24	476,667	0.2
843,714		Gray Television, Inc. 2021 Term Loan D, 7.120%, (US0001M + 3.000%), 12/01/28	820,663	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Radio & Television: (continued)
280,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 7.634%, (US0001M + 3.250%), 05/01/26	$259,437	0.1
1,408,849	iHeartCommunications, Inc. 2020 Term Loan, 7.384%, (US0001M + 3.000%), 05/01/26	1,295,261	0.5
597,385	NASCAR Holdings, Inc Term Loan B, 6.884%, (US0001M + 2.500%), 10/19/26	596,639	0.2
1,336,300	Univision Communications Inc. 2021 First Lien Term Loan B, 7.634%, (US0001M + 3.250%), 03/15/26	1,317,925	0.5
		7,011,623	2.5

	Retailers (Except Food & Drug): 3.6%
383,075	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 7.967%, (SOFRRATE + 3.750%), 07/31/28	361,048	0.1
601,775	CNT Holdings I Corp 2020 Term Loan, 7.239%, (TSFR1M + 3.500%), 11/08/27	583,722	0.2
1,695,562	Great Outdoors Group, LLC 2021 Term Loan B1, 8.134%, (US0001M + 3.750%), 03/06/28	1,634,805	0.6
1,818,426	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 7.134%, (US0001M + 2.750%), 10/19/27	1,739,153	0.6
496,553	Jo-Ann Stores, Inc. 2021 Term Loan B1, 9.077%, (US0003M + 4.750%), 07/07/28	341,132	0.1
509,730	Leslies Poolmart, Inc. 2021 Term Loan B, 6.884%, (US0001M + 2.500%), 03/09/28	500,438	0.2
1,059,616	Michaels Companies, Inc. 2021 Term Loan B, 8.980%, (US0003M + 4.250%), 04/15/28	919,747	0.3
989,924	Petco Health and Wellness Company, Inc. 2021 Term Loan B, 7.976%, (US0003M + 3.250%), 03/03/28	962,151	0.4
792,000	Petmate Incremental Term Loan B, 10.230%, (US0003M + 5.500%), 09/15/28	596,970	0.2
1,234,375	Pilot Travel Centers LLC 2021 Term Loan B, 6.323%, (TSFR1M + 2.000%), 08/04/28	1,221,540	0.5
993,639	Restoration Hardware, Inc. Term Loan B, 6.884%, (US0001M + 2.500%), 10/20/28	918,495	0.3
254,256	Victorias Secret & Co. Term Loan B, 7.983%, (US0003M + 3.250%), 08/02/28	247,900	0.1
		10,027,101	3.6

	Surface Transport: 1.0%
747,292	American Trailer World Corp. Term Loan B, 8.073%, (TSFR1M + 3.750%), 03/03/28	649,911	0.2
911,497	LaserShip, Inc. 2021 Term Loan, 9.230%, (US0006M + 4.500%), 05/07/28	653,088	0.2
386,172	Savage Enterprises LLC 2021 Term Loan B, 7.639%, (US0001M + 3.250%), 09/15/28	384,097	0.2
881,100	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 8.730%, (US0003M + 4.000%), 07/26/28	808,409	0.3
250,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 11.730%, (US0003M + 7.000%), 07/26/29	209,531	0.1
		2,705,036	1.0

	Technology: 4.0%
720,000	Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 8.800%, (SOFRRATE + 4.500%), 09/18/26	718,200	0.3
7,220,000	Avaya 2022 Term Loan 1L, 11.686%, (TSFR1M + 10.000%), 12/15/27	4,512,500	1.6
268,937	Bright Bidco B.V. 2022 DIP Delayed Draw Term Loan, 11.042%, (TSFR1M + 8.000%), 02/28/23	271,626	0.1
360,210	Bright Bidco B.V. 2022 Exit Term Loan, 12.094%, (TSFR1M + 8.000%), 10/31/27	316,084	0.1
915,000	CDK Global 2022 Term Loan B 1L, 6.186%, (TSFR1M + 4.500%), 07/06/29	908,781	0.3
530,000	Entegris, Inc. 2022 Term Loan B, 7.300%, (SOFRRATE + 3.000%), 07/06/29	528,959	0.2
464,254	Misys (Finastra) - TL B 1L, 6.871%, (US0003M + 3.500%), 06/13/24	411,929	0.2
1,491,263	MKS Instruments, Inc. 2022 Term Loan B 1L, 5.792%, (TSFR1M + 2.750%), 08/17/29	1,476,750	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Technology: (continued)
350,000		Open Text Corporation 2022 Term Loan B, 7.800%, (SOFRRATE + 3.500%), 11/16/29	$342,052	0.1
430,000		Tibco Software Inc. 2022 USD Term Loan, 9.180%, (TSFR1M + 4.500%), 03/30/29	384,939	0.1
1,256,656		Veritas US Inc. 2021 USD Term Loan B, 9.730%, (US0003M + 5.000%), 09/01/25	898,901	0.3
478,245		Virtusa Corporation 2022 Incremental Term Loan, 8.173%, (SOFRRATE + 3.750%), 02/15/29	462,927	0.2
			11,233,648	4.0

		Telecommunications: 3.8%
638,896		Altice Financing SA 2017 USD Term Loan B, 6.829%, (US0003M + 2.750%), 07/15/25	620,528	0.2
639,588		Altice Financing SA USD 2017 1st Lien Term Loan, 7.488%, (US0003M + 2.750%), 01/31/26	618,801	0.2
500,340		Altice France S.A. USD Term Loan B11, 7.165%, (US0003M + 2.750%), 07/31/25	475,323	0.2
969,988		Asurion LLC 2020 Term Loan B8, 7.637%, (US0001M + 3.250%), 12/23/26	865,888	0.3
530,000		Asurion LLC 2021 2nd Lien Term Loan B3, 9.634%, (US0001M + 5.250%), 01/31/28	415,785	0.2
463,821		Asurion LLC 2021 Term Loan B9, 7.634%, (US0001M + 3.250%), 07/31/27	406,539	0.2
747,235		Avaya, Inc. 2020 Term Loan B, 8.568%, (US0001M + 4.250%), 12/15/27	257,329	0.1
432,956		Cablevision Lightpath LLC Term Loan B, 7.568%, (US0001M + 3.250%), 11/30/27	414,556	0.2
982,406		CCI Buyer, Inc. Term Loan, 8.580%, (TSFR1M + 4.000%), 12/17/27	941,391	0.3
717,191		CenturyLink, Inc. 2020 Term Loan B, 6.634%, (US0001M + 2.250%), 03/15/27	681,779	0.2
770,457		CommScope, Inc. 2019 Term Loan B, 7.634%, (US0001M + 3.250%), 04/06/26	728,323	0.3
626,989		Connect Finco Sarl 2021 Term Loan B, 7.884%, (US0001M + 3.500%), 12/11/26	620,622	0.2
451,782		Global Tel*Link Corporation 2018 1st Lien Term Loan, 8.344%, (US0003M + 4.250%), 11/29/25	393,615	0.1
379,225		GOGO Intermediate Holdings LLC Term Loan B, 8.165%, (US0003M + 3.750%), 04/30/28	376,618	0.1
253,478		GTT Communications, Inc. 2018 USD Term Loan B, 11.250%, (PRIME + 3.750%), 05/31/25	101,233	0.0
581,217		Level 3 Financing Inc. 2019 Term Loan B, 6.134%, (US0001M + 1.750%), 03/01/27	558,513	0.2
287,027		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 9.230%, (US0003M + 4.500%), 11/01/24	215,509	0.1
298,313		Venga Finance Sarl 2021 USD Term Loan B, 9.485%, (US0003M + 4.750%), 12/04/28	275,566	0.1
511,178		ViaSat, Inc. Term Loan, 8.938%, (TSFR1M + 4.500%), 03/02/29	498,654	0.2
1,472,765		Zayo Group Holdings, Inc. USD Term Loan, 7.384%, (US0001M + 3.000%), 03/09/27	1,198,053	0.4
			10,664,625	3.8

		Utilities: 1.0%
454,236		Edgewater Generation, L.L.C. Term Loan, 8.134%, (US0001M + 3.750%), 12/13/25	432,533	0.1
2,453,615		Nautilus Power, LLC Term Loan B, 8.634%, (US0001M + 4.250%), 05/16/24	1,919,953	0.7
488,813		Tiger Acquisition, LLC 2021 Term Loan, 7.634%, (US0001M + 3.250%), 06/01/28	465,480	0.2
			2,817,966	1.0

	Total Loans
	(Cost $269,209,979)		243,500,459	87.4

CORPORATE BONDS/NOTES: 5.8%
		Basic Materials: 0.9%
1,000,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	919,995	0.3
2,000,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	1,654,822	0.6
			2,574,817	0.9

		Communications: 0.5%
45,000		AMC Networks, Inc., 4.250%, 02/15/29	28,106	0.0
1,000,000	#	Gray Escrow II, Inc., 5.375%, 11/15/31	722,435	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
250,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	$234,330	0.1
250,000	#	ViaSat, Inc., 5.625%, 04/15/27	227,525	0.1
250,000	#	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	203,576	0.1
			1,415,972	0.5

		Consumer, Cyclical: 1.4%
1,000,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/28	893,004	0.3
500,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	448,647	0.1
1,500,000	#	Gap, Inc./The, 3.875%, 10/01/31	1,048,628	0.4
220,000	#	Macy's Retail Holdings LLC, 5.875%, 03/15/30	191,224	0.1
1,000,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	802,008	0.3
835,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	656,702	0.2
			4,040,213	1.4

		Consumer, Non-cyclical: 0.9%
1,000,000	#	ACCO Brands Corp., 4.250%, 03/15/29	826,300	0.3
500,000	#	ADT Security Corp./The, 4.125%, 08/01/29	425,903	0.1
250,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/30	223,559	0.1
250,000	#	APi Escrow Corp., 4.750%, 10/15/29	217,994	0.1
715,000	#	Medline Borrower L.P., 5.250%, 10/01/29	569,179	0.2
250,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	216,193	0.1
			2,479,128	0.9

		Energy: 0.9%
595,000	#	Enerflex Ltd., 9.000%, 10/15/27	594,149	0.2
1,000,000	#	Hess Midstream Operations L.P., 4.250%, 02/15/30	856,271	0.3
250,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	222,680	0.1
1,000,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	859,688	0.3
			2,532,788	0.9

		Financial: 0.4%
250,000	#	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/28	239,031	0.1
1,000,000	#	PRA Group, Inc., 5.000%, 10/01/29	826,470	0.3
			1,065,501	0.4

		Industrial: 0.3%
250,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	219,460	0.1
500,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	428,157	0.1
250,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	238,533	0.1
			886,150	0.3

		Technology: 0.5%
550,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	507,925	0.2
1,000,000	#	Open Text Corp., 3.875%, 12/01/29	805,633	0.3
			1,313,558	0.5

	Total Corporate Bonds/Notes
	(Cost $18,823,265)		16,308,127	5.8

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
408,271	(4),(7)	24 Hour Fitness Worldwide, Inc.	3,266	0.0
544,388	(4),(7)	24 Hour Fitness Worldwide, Inc. - Preferred	5,444	0.0
50,201	(4)	Cineworld Group PLC	–	0.0
69,381	(7)	Cumulus Media, Inc. Class-A	430,856	0.2
7,543	(4),(7)	Harvey Gulf International Marine LLC	150,860	0.1
4,783	(4),(7)	Harvey Gulf International Marine LLC - Warrants	95,660	0.0
7,471	(4),(7)	iQor	52,297	0.0
102,480	(4),(7)	Longview Power LLC	1,434,720	0.5
6,829	(4)	Riverbed Technology, Inc.	68	0.0
88,701	(4),(7)	Save-A-Lot, Inc. / Moran Foods	29,537	0.0
42,856	(4),(7)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
	Total Equities and Other Assets
	(Cost $3,889,235)		2,203,137	0.8

	Total Investments (Cost $291,922,479)		$262,011,723	94.0
	Assets in Excess of Other Liabilities		16,663,826	6.0
	Net Assets		$278,675,549	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(2)	The borrower has filed for protection in federal bankruptcy court.
(3)	All or a portion of this holding is subject to unfunded loan commitments.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(7)	Non-income producing security.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Loans	$–	$243,031,962	$468,497	$243,500,459
Equities and Other Assets	430,856	–	1,772,281	2,203,137
Corporate Bonds/Notes	–	16,308,127	–	16,308,127
Total Investments, at fair value	$430,856	$259,340,089	$2,240,778	$262,011,723

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $292,140,446.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,395,868
Gross Unrealized Depreciation	(31,524,591)
Net Unrealized Depreciation	$(30,128,723)